Restructuring and Asset Impairment Charges (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024 employee	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Restructuring and Asset Impairment Charges
Reduction in workforce under corporate restructuring | employee	26
Percentage of reduction in workforce under corporate restructuring	80.00%
Total charges in headcount reduction under corporate restructuring		$ 7.0
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Restructuring Costs and Asset Impairment Charges	Restructuring Costs and Asset Impairment Charges
Impairment charges related to our facility operating lease		$ 0.4